Consolidated statements of changes in equity - USD ($) $ in Thousands		Common shares/units Issued capital	Preference shares/units Issued capital	Contributed surplus	Reserves	Treasury shares	Retained earnings/(accumulated deficit)	Attributable to owners of the Group	Non-controlling interests	Total
Balance at beginning of year at Dec. 31, 2015		$ 810	$ 46	$ 1,020,292	$ (8,829)	$ (12,491)	$ 1,846	$ 1,001,674	$ 506,246	$ 1,507,920
Net proceeds from GasLog Partners' public offerings (Note 4)									52,299	52,299
Dividend paid (common and preference shares) (Note 4 and 12)				(53,318)			(1,846)	(55,164)	(44,043)	(99,207)
Share-based compensation, net of accrued dividend (Note 22)					3,597			3,597		3,597
Settlement of share-based compensation					(1,577)	1,630		53		53
Profit/(loss) for the year							(21,486)	(21,486)	49,537	28,051
Other comprehensive income/(loss) for the year					16,969			16,969		16,969
Total comprehensive income/(loss) for the year					16,969		(21,486)	(4,517)	49,537	45,020
Balance at the end of the year at Dec. 31, 2016		810	46	966,974	10,160	(10,861)	(21,486)	945,643	564,039	1,509,682
Net proceeds from GasLog Partners' public offerings (Note 4)									278,226	278,226
Dividend paid (common and preference shares) (Note 4 and 12)				(55,208)				(55,208)	(65,863)	(121,071)
Share-based compensation, net of accrued dividend (Note 22)					4,104			4,104		4,104
Settlement of share-based compensation					(2,952)	3,901		949		949
Profit/(loss) for the year							15,506	15,506	68,703	84,209
Other comprehensive income/(loss) for the year					7,035			7,035		7,035
Total comprehensive income/(loss) for the year					7,035		15,506	22,541	68,703	91,244
Balance at the end of the year at Dec. 31, 2017		810	46	911,766	18,347	(6,960)	(5,980)	918,029	845,105	1,763,134
Opening adjustment	[1]				(436)		190	(246)		(246)
Balance as of January 1, 2018		810	46	911,766	17,911	(6,960)	(5,790)	917,783	845,105	1,762,888
Net proceeds from GasLog Partners' public offerings (Note 4)									267,514	267,514
Other equity related costs				(395)				(395)		(395)
Dividend paid (common and preference shares) (Note 4 and 12)				(60,795)			(29,279)	(90,074)	(87,954)	(178,028)
Share-based compensation, net of accrued dividend (Note 22)					4,434			4,434		4,434
Settlement of share-based compensation					(3,074)	3,756		682		682
Treasury shares, net						(62)		(62)		(62)
Profit/(loss) for the year							47,683	47,683	78,715	126,398
Other comprehensive income/(loss) for the year					(309)			(309)		(309)
Total comprehensive income/(loss) for the year					(309)		47,683	47,374	78,715	126,089
Balance at the end of the year at Dec. 31, 2018		$ 810	$ 46	$ 850,576	$ 18,962	$ (3,266)	$ 12,614	$ 879,742	$ 1,103,380	$ 1,983,122

[1]	Adjusted so as to reflect certain amendments introduced due to the adoption of IFRS 15 Revenue from Contracts with Customers and IFRS 9 Financial Instruments, which became effective on January 1, 2018 (Note 2).